Short-Term Bank Loans - Schedule of Short-term Bank Loans (Details) (Parenthetical)							1 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($)	Aug. 20, 2016 USD ($)	Aug. 20, 2016 CNY (¥)	Aug. 17, 2016 USD ($)	Aug. 17, 2016 CNY (¥)	Jan. 22, 2016 USD ($)	Jan. 31, 2017	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 17, 2016 CNY (¥)	Jan. 22, 2016 CNY (¥)
Short term debt								$ 2,914,000	$ 4,835,200
Proceeds from short term debt								$ 2,932,000	$ 4,921,600	$ 5,842,759
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member]
Debt Instrument, Maturity Date	Jul. 29, 2017
Short term debt	$ 3,800,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | RMB [Member]
Short term debt | ¥											¥ 26,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member]
Short term debt				$ 4,500,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Building [Member]
Collateral debt				$ 8,400,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | RMB [Member]
Short term debt | ¥												¥ 30,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Mr, Silong Chen [Member]
Maximum line of credit						$ 2,300,000
Line of credit facility period						In addition, Mr. Silong Chen and his relatives jointly signed a maximum guarantee agreement with ICBC to provide an additional maximum RMB 16 million (approximately $2.3 million) guarantee to any loan that Dongguan Jiasheng could borrow from ICBC during the period from February 12, 2015 to February 12, 2020.
Maximum guarantee amount						$ 2,300,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | RMB [Member] | Mr, Silong Chen [Member]
Maximum guarantee amount | ¥													¥ 16,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | Industrial and Commercial Bank of China [Membeer]
Debt Instrument, Maturity Date						Jan. 20, 2017
Short term debt						$ 12,000,000
Loan renewed matuirty date							Jan. 09, 2018
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Loan Agreement [Member] | RMB [Member] | Industrial and Commercial Bank of China [Membeer]
Short term debt | ¥													¥ 1,800,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member]
Debt Instrument, Maturity Date				Aug. 13, 2019	Aug. 13, 2019
Proceeds from short term debt		$ 2,600,000		$ 3,000,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | Land Use Right [Member]
Collateral debt				$ 2,200,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Line Of Credit Agreement [Member] | RMB [Member]
Proceeds from short term debt | ¥			¥ 18,000,000		¥ 20,000,000
Short-term Bank Loan 1 [Member]
Debt instrrument effective interest rate									5.655%
Debt Instrument, Maturity Date									Jul. 31, 2018
Short-term Bank Loan 2 [Member]
Debt instrrument effective interest rate								5.873%
Debt Instrument, Maturity Date										Aug. 20, 2019
Short-term Bank Loan 3 [Member]
Debt instrrument effective interest rate									6.525%
Debt Instrument, Maturity Date									Jan. 10, 2019